Consolidated Statements of Cash Flows ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities
Cash generated from operations	¥ 6,188	¥ 5,604	¥ 2,614
Interest received	576	249	93
Income taxes paid	(564)	(221)	(207)
Net cash inflow from operating activities	6,200	5,632	2,500
Cash flows from investing activities
Payments for business combinations, net of cash acquired	(45)	(1,090)	(72)
Payments for settlement of pre-acquisition dividends payables of CMC		(19)	(591)
Cash acquired from business combinations under common control		397
Purchase of property, plant and equipment	(95)	(132)	(75)
Purchase of intangible assets	(191)	(12)	(2)
Net proceeds from short term investments	36	11	261
Placement of term deposits with initial terms of over three months	(12,050)
Receipt from maturity of term deposits with initial terms of over three months	4,550
Proceeds from disposal of investments accounted for using equity method	1		57
Payments for acquisition of investments accounted for using equity method	(294)	(140)	(61)
Payments for acquisition of investments accounted for as financial assets at fair value through profit or loss		(199)
Payments for loans to third parties	(46)	(5)
Dividend received	32
Other investing activities		(1)
Net cash outflow from investing activities	(8,102)	(1,190)	(483)
Cash flows from financing activities
Proceeds from issues of ordinary shares	12	2,433
Proceeds from issues of puttable shares		422
Proceeds from issues of ordinary shares to Music Label Partners		1,386
Proceeds from exercise of share options	127		79
Net proceeds from issues of ordinary shares upon initial public offering		3,500
Deemed contributions arising from carve out of Tencent Music Business			20
Payments for acquisition of non-controlling interests in non-wholly owned subsidiaries	(79)
Shares held for share award schemes	(31)
Proceeds from issuance of additional equity of non-wholly owned subsidiaries	3
Payments of principal elements and related interest of lease	(63)
Net cash inflow from financing activities	(31)	7,741	99
Net increase/(decrease) in cash and cash equivalents	(1,933)	12,183	2,116
Cash and cash equivalents at beginning of the year	17,356	5,174	3,071
Exchange differences on cash and cash equivalents	3	(1)	(13)
Cash and cash equivalents at end of the year	¥ 15,426	¥ 17,356	¥ 5,174